Promissory Notes Payable (Narrative) (Details)	9 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($) D	Jun. 30, 2013 CAD	Sep. 30, 2012 USD ($) Y unit
Promissory Notes Payable 1			$ 750,000
Promissory Notes Payable 2			250,000
Promissory Notes Payable 3			500,000
Promissory Notes Payable 4			8.00%
Promissory Notes Payable 5			3.00
Promissory Notes Payable 6			4.00
Promissory Notes Payable 7			2
Promissory Notes Payable 8			100,000
Promissory Notes Payable 9			55,464
Promissory Notes Payable 10			167,500
Promissory Notes Payable 11			98,081
Promissory Notes Payable 12			69,419
Promissory Notes Payable 13			500,000
Promissory Notes Payable 14			40,000
Promissory Notes Payable 15			250,000
Promissory Notes Payable 16			9,389
Promissory Notes Payable 17			12.00%
Promissory Notes Payable 18			799,389
Promissory Notes Payable 19			10,925
Promissory Notes Payable 20			1,620,628
Promissory Notes Payable 21			3,108,365
Promissory Notes Payable 22			2,298,051
Promissory Notes Payable 23			250,000
Promissory Notes Payable 24			22,333
Promissory Notes Payable 25			544,667
Promissory Notes Payable 26			1,044,671
Promissory Notes Payable 27			772,338
Promissory Notes Payable 28			200,000
Promissory Notes Payable 29			8.00%
Promissory Notes Payable 30			16,000
Promissory Notes Payable 31			8.00%
Promissory Notes Payable 32			216,000
Promissory Notes Payable 33			18,576
Promissory Notes Payable 34			469,152
Promissory Notes Payable 35			899,833
Promissory Notes Payable 36			665,257
Promissory Notes Payable 37			32,500
Promissory Notes Payable 38			10.00%
Promissory Notes Payable 40			533
Promissory Notes Payable 41			66,066
Promissory Notes Payable 42			126,715
Promissory Notes Payable 43			93,682
Promissory Notes Payable 44			49,000
Promissory Notes Payable 45			8.00%
Promissory Notes Payable 46			4,900
Promissory Notes Payable 47			1,215
Promissory Notes Payable 48			250,000
Promissory Notes Payable 49			8.00%
Promissory Notes Payable 50			0.75
Promissory Notes Payable 51			1.918
Promissory Notes Payable 52			1.25
Promissory Notes Payable 53			0.668
Promissory Notes Payable 1	49,000
Promissory Notes Payable 2	8.00%	8.00%
Promissory Notes Payable 3	3,200
Promissory Notes Payable 4	130,501	130,501
Promissory Notes Payable 5	$ 0.75
Promissory Notes Payable 6	4,900
Promissory Notes Payable 7	0
Promissory Notes Payable 8	1,215
Promissory Notes Payable 9	250,000
Promissory Notes Payable 10	8.00%	8.00%
Promissory Notes Payable 11	15,233
Promissory Notes Payable 12	663,082	663,082
Promissory Notes Payable 13	$ 0.75
Promissory Notes Payable 14	150,000
Promissory Notes Payable 15	8.00%	8.00%
Promissory Notes Payable 16	5,425
Promissory Notes Payable 17	388,562	388,562
Promissory Notes Payable 18	$ 0.75
Promissory Notes Payable 19	50,000
Promissory Notes Payable 20	8.00%	8.00%
Promissory Notes Payable 21	1,501
Promissory Notes Payable 22	128,753	128,753
Promissory Notes Payable 23	$ 0.75
Promissory Notes Payable 24	100,000
Promissory Notes Payable 25	12.00%	12.00%
Promissory Notes Payable 26	82,344
Promissory Notes Payable 27		86,677
Promissory Notes Payable 28	12.00%	12.00%
Promissory Notes Payable 29	26,256
Promissory Notes Payable 30		27,639
Promissory Notes Payable 31	12.00%	12.00%
Promissory Notes Payable 32	10	10
Promissory Notes Payable 33	100
Promissory Notes Payable 34	500
Promissory Notes Payable 35	50,000
Promissory Notes Payable 36	10.00%	10.00%
Promissory Notes Payable 37	$ 699
Promissory Notes Payable 38	126,747	126,747
Promissory Notes Payable 39	$ 0.75